SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 30, 2017 USD ($) contract shares	Dec. 31, 2016 USD ($) shares	Dec. 26, 2015 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Requisite ownership to consolidate (in hundredths) (or more)	50.00%
Length of fiscal year	364 days	371 days	364 days
Additional sales due to additional week in fiscal year	$ 60.0
Amount required to be held for loss funding	0.5	$ 0.4
Accounts receivable retainage	$ 4.8	6.0
Accounts receivable retainage, collection period	18 months
Concentration of accounts receivable related to largest customer	$ 55.9	34.0
Inventory on consignment	$ 14.8	12.2
Number of insurance contracts with third party by Ardellis | contract	30
Reserve associated with contracts to third party by Ardellis	$ 3.4	$ 2.5
Construction contracts completion term, minimum	6 months
Construction contracts completion term, maximum	18 months
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Options to purchase shares excluded from computation of EPS (in shares) | shares	0	0	0
Minimum
Antidilutive Securities Excluded from Computation of Earnings Per Share
Length of fiscal year	364 days
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share
Length of fiscal year	371 days